DEBT - Disclosure of continuity of total debt (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 23, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about borrowings [abstract]
Total debt as at January 1		$ 637,891	$ 586,569
Issuance of 2030 Notes		683,650	0
Settlement of 2026 Notes		(546,920)	0
Write-off of deferred financing charges	$ 4,646	4,646	0
Deferred financing charges		(13,780)	(190)
Lease and loan additions		9,548	12,267
Net proceeds from Equipment loans		15,673	45,302
Lease and equipment loans from Cariboo acquisition		7,143	9,144
Lease liabilities and equipment loans repayments		(35,466)	(31,953)
Revolving credit facility advance (repayment)		(26,494)	26,494
Unrealized foreign exchange loss (gain)		58,802	(12,533)
Amortization of deferred financing charges		2,515	2,791
Total debt as at December 31		$ 797,208	$ 637,891